CERTAIN TRANSACTIONS (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Aug. 10, 2010	Dec. 31, 2010	Dec. 31, 2010 Ratiopharm [Member]	Oct. 14, 2011 Cephalon [Member]	Dec. 31, 2011 Cephalon [Member]	Dec. 31, 2010 Cephalon [Member]
Business Acquisition Pro Forma Information [Line Items]
Net sales		$ 17,396			$ 20,443	$ 18,792
Net income attributable to Teva			$ 3,421		$ 2,681	$ 2,907
Earnings per share-Basic			$ 3.82		$ 3.01	$ 3.24
Earnings per share-Diluted			$ 3.76		$ 3.00	$ 3.20
Business Acquisition, Pro Forma Information, Description	Below is a certain unaudited pro forma statement of income data for the year ended December 31, 2010, as if the acquisition of ratiopharm had occurred on January 1, 2010, after giving effect to: (a) purchase accounting adjustments, including amortization of identifiable intangible assets; (b) estimated additional interest expense due to: (i) borrowings under the one year credit facilities from banks in connection with the acquisition; (ii) the issuance of senior notes in connection with the acquisition; (iii) elimination of interest income on Teva’s cash and cash equivalents and marketable securities used as cash consideration in the acquisition; and (iv) elimination of financial expenses of $102 million resulting from the hedging of the euro-denominated purchase price for the acquisition; and (c) elimination of intercompany sales.			Below are certain unaudited pro forma combined statement of income data for the years ended December 31, 2011 and 2010, as if the acquisition of Cephalon had occurred on January 1, 2010 after giving effect to: (a) purchase accounting adjustments, including amortization of identifiable intangible assets; (b) exclusion of $288 million of nonrecurring expense related to inventory step up in 2011 and inclusion of $355 million of nonrecurring expense in 2010; (c) estimated additional finance expenses due to: (i) borrowings under credit facilities from banks in connection with the acquisition; (ii) the issuance of senior notes in connection with the acquisition; (iii) elimination of Cephalon’s equity investment mark-to-market effect (an exclusion of income of $198 million and $8 million in 2011 and 2010 supplemental pro forma net income respectively); and (iv) elimination of Cephalon’s finance expense relating to convertible debentures; (d) pharmaceutical products divested as part of the regulatory requirements for approving the deal; (e) elimination of intercompany sales; (f) elimination of net revenues related to the divestiture of certain overlapping products; and (g) elimination of net revenues and income related to Cephalon’s divested businesses (Middle East, Africa, Latin America and Asia); and (h) certain adjustments with regards to the amortization of Cephalon’s Provigil® product. This unaudited pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2010 nor is it necessarily indicative of future results.